Cash (Details) - Schedule of cash - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of cash [Abstract]
Cash for immediate withdrawal - in USD	$ 6,590	$ 1,878
Cash for immediate withdrawal - in NIS	285	68
Cash	$ 6,875	$ 1,946